Segment Reporting	12 Months Ended
Dec. 31, 2022
Disclosure of Segment Reporting [Abstract]
SEGMENT REPORTING
7.	SEGMENT REPORTING

Management currently identifies the Group’s three sales models as operating segments, which are tourism products, technology and cross board merchandise. Apart from the above two business segments, two segments were discontinued in 2022, which are wholesale and retail of menswear and subcontracting of menswear. The segment presentation is in accordance with management’s expectation of future business developments. These operating segments are monitored and strategic decisions are made on the basis of segmental gross margins.

	Tourism products			Technology			Cross- board merchandise			Consolidated
	For the year ended			For the year ended			For the year ended			For the year ended
	December 31,			December 31,			December 31,			December 31,
By business	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Sales to external customers	79,092,342	51,818,166	991,929	782,302	-	-	83	2,222,782	343,445	79,874,727	54,040,948	1,335,374
Segment revenue	79,092,342	51,818,166	991,929	782,302	-	-	83	2,222,782	343,445	79,874,727	54,040,948	1,335,374
Segment gross margins	704,391	541,889	96,578	760,028	-	-	64	305,822	69,988	1,464,483	847,711	166,566
Reconciling items		-	-		-	-	-	-	-	(56,847,143)	(8,194,585)	(1,161,859)
Loss before tax	-	-	-	-	-	-	-	-	-	(55,382,660)	(7,346,874)	(995,293)
Income tax income/(expense)	-	-	-	-	-	-	-	-	-	(621)	(5,495)	-
Loss for the continuing business	-	-	-	-	-	-	-	-	-	(55,383,281)	(7,352,369)	(995,293)
Discontinued operation	-	-	-	-	-	-	-	-	-	(18,109,150)	(29,863,116)	(4,672,124)
Loss for the year	-	-	-	-	-	-	-	-	-	(73,492,431)	(37,215,483)	(5,667,417)

	As of December 31, 2022
	Wholesale and Retail	Subcontracting	Tourism products	cross-board merchandise and technology	Unallocated	Consolidated
Current assets	-	-	369,770	2,792,929	303,874	3,466,573
Non-current assets	-	-	1,310	2,788,394	10,000,000	12,789,704
Total assets	-	-	371,080	5,581,323	10,303,874	16,256,277

Current liabilities	-	-	711,992	899,130	2,319,263	3,930,385
Total liabilities	-	-	711,992	899,130	2,319,263	3,930,385

	As of December 31, 2021
	Wholesale and Retail	Subcontracting	Tourism products	cross-board merchandise	Unallocated	Consolidated
Current assets	18,640,119	2,610,448	450,129	2,809,431	(283,630)	24,226,497
Non-current assets	2,410,407	8,111,375	674	3,345,469	-	13,867,925
Total assets	21,050,526	10,721,823	450,803	6,154,900	(283,630)	38,094,422

Current liabilities	3,384,019	1,481,508	303,749	424,534	1,628,272	7,222,082
Total liabilities	3,384,019	1,481,508	303,749	424,534	1,628,272	7,222,082

Geographical information

The Group’s operations are located in the PRC and all of the Group’s revenue is derived from sales to customers in the PRC. Hence, no analysis by geographical area of operations is provided.

Information about major customers

Major distributors that make up 10% or more of revenue are as below:

	Year ended December 31,
	2022	2021	2020
Customer A	74,340,429	41,767,780	-
Customer B	*	9,439,831	-
Customer C	*	*	991,928
Total revenue	79,874,727	54,040,948	1,335,374

*	The revenue of this customer is not over 10% of total revenue of the Company.

Information about major suppliers

Major suppliers that make up 10% or more of purchases are as below:

	Year ended December 31,
	2022	2021	2020
Supplier A	-	-	354,710
Supplier B	-	-	483,879
Supplier C	-	9,586,155	-
Supplier D	10,562,686	15,551,014	-
Supplier E	15,496,731	-	-

Total purchase	78,902,955	53,168,205	1,430,207